INTANGIBLE ASSETS - Narrative (Details)	12 Months Ended
Dec. 31, 2021
Proprietary technology | Nuclear technology services operations
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization periods	15 years
Proprietary technology | Top of range
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization periods	20 years
Customer relationships | Top of range
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization periods	30 years
Customer relationships | Top of range | Nuclear technology services operations
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization periods	15 years